Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	61 Months Ended	63 Months Ended	64 Months Ended	66 Months Ended	67 Months Ended	69 Months Ended	70 Months Ended	72 Months Ended	73 Months Ended	75 Months Ended	76 Months Ended	78 Months Ended	79 Months Ended	81 Months Ended	82 Months Ended	84 Months Ended	85 Months Ended	87 Months Ended	88 Months Ended	90 Months Ended	91 Months Ended	93 Months Ended	94 Months Ended	96 Months Ended	97 Months Ended	99 Months Ended	100 Months Ended	102 Months Ended	103 Months Ended	105 Months Ended	106 Months Ended	108 Months Ended	109 Months Ended	111 Months Ended	112 Months Ended	114 Months Ended	115 Months Ended	117 Months Ended	118 Months Ended	120 Months Ended
	Feb. 22, 2021	Dec. 17, 2015	Oct. 31, 2015	Jan. 31, 2016	Apr. 30, 2021	Jan. 31, 2016	Apr. 30, 2016	Jul. 31, 2021	Apr. 30, 2016	Jul. 31, 2016	Oct. 31, 2021	Jul. 31, 2016	Oct. 31, 2016	Jan. 31, 2022	Oct. 31, 2016	Jan. 31, 2017	Apr. 30, 2022	Jan. 31, 2017	Apr. 30, 2017	Jul. 31, 2022	Apr. 30, 2017	Jul. 31, 2017	Oct. 31, 2022	Jul. 31, 2017	Oct. 31, 2017	Jan. 31, 2023	Oct. 31, 2017	Jan. 31, 2018	Apr. 30, 2023	Jan. 31, 2018	Apr. 30, 2018	Jul. 31, 2023	Apr. 30, 2018	Jul. 31, 2018	Oct. 31, 2023	Jul. 31, 2018	Oct. 31, 2018	Jan. 31, 2024	Oct. 31, 2018	Jan. 31, 2019	Apr. 30, 2024	Jan. 31, 2019	Apr. 30, 2019	Jul. 31, 2024	Apr. 30, 2019	Jul. 31, 2019	Oct. 31, 2024	Jul. 31, 2019	Oct. 31, 2019	Jan. 31, 2025	Oct. 31, 2019	Jan. 31, 2020	Apr. 30, 2025	Jan. 31, 2020	Apr. 30, 2020	Jul. 31, 2025	Apr. 30, 2020	Jul. 31, 2020	Oct. 31, 2025	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2021	Jul. 31, 2021	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2021	Jan. 31, 2022	Jan. 31, 2022	Apr. 30, 2022	Apr. 30, 2022	Jul. 31, 2022	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2022	Jan. 31, 2023	Jan. 31, 2023	Apr. 30, 2023	Apr. 30, 2023	Jul. 31, 2023	Jul. 31, 2023	Oct. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Jan. 31, 2024	Apr. 30, 2024	Apr. 30, 2024	Jul. 31, 2024	Jul. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Jan. 31, 2025	Apr. 30, 2025	Apr. 30, 2025	Jul. 31, 2025	Jul. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000004012
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 9,131			$ 9,833			$ 10,463			$ 10,645			$ 10,731			$ 11,777			$ 12,862			$ 13,757			$ 15,174			$ 13,996			$ 13,584			$ 11,670			$ 13,046			$ 13,937			$ 13,542			$ 14,263			$ 14,451			$ 13,795			$ 16,412		$ 17,240		$ 20,523		$ 20,931		$ 19,440		$ 19,479		$ 18,537		$ 15,245		$ 15,227		$ 12,364		$ 16,195		$ 14,951		$ 15,527		$ 13,442		$ 13,836		$ 14,861		$ 15,810		$ 16,155		$ 15,774		$ 15,869		$ 17,656		$ 19,932
C000166321
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 464,970			$ 500,661			$ 532,716			$ 542,300			$ 546,690			$ 600,287			$ 655,894			$ 701,451			$ 774,032			$ 714,009			$ 693,020			$ 595,806			$ 666,014			$ 711,495			$ 691,721			$ 728,897			$ 738,519			$ 705,439			$ 839,352			$ 881,998		$ 1,049,946		$ 1,071,185		$ 995,044		$ 997,449		$ 949,783		$ 781,525		$ 780,606		$ 633,955		$ 830,837		$ 767,724		$ 797,396		$ 690,480		$ 711,025		$ 764,352		$ 813,355		$ 831,611		$ 812,280		$ 817,630		$ 910,045		$ 1,027,753
C000225809
Account Value [Line Items]
Accumulated Value	$ 10,000				$ 9,727			$ 9,053			$ 9,093			$ 8,679			$ 7,154			$ 7,162			$ 5,831			$ 7,656			$ 7,085			$ 7,377			$ 6,401			$ 6,606			$ 7,113			$ 7,588			$ 7,772			$ 7,612			$ 7,676			$ 8,562			$ 9,690
MSCI All Country Asia ex Japan Index Net
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 8,882			$ 9,700			$ 10,302			$ 10,659			$ 10,768			$ 11,747			$ 13,118			$ 13,904			$ 15,456			$ 14,568			$ 13,801			$ 12,009			$ 13,204			$ 13,972			$ 13,380			$ 13,599			$ 13,893			$ 12,931			$ 15,027		$ 15,755		$ 18,920		$ 19,132		$ 17,892		$ 17,775		$ 16,783		$ 15,113		$ 14,325		$ 11,733		$ 15,056		$ 14,215		$ 15,212		$ 13,319		$ 13,942		$ 15,284		$ 16,161		$ 17,044		$ 16,632		$ 16,933		$ 19,387		$ 21,878
MSCI All Country Asia ex Japan Index Net
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 463,249			$ 505,914			$ 537,347			$ 555,939			$ 561,648			$ 612,699			$ 684,235			$ 725,198			$ 806,181			$ 759,825			$ 719,813			$ 626,380			$ 688,689			$ 728,734			$ 697,881			$ 709,310			$ 724,642			$ 674,458			$ 783,804			$ 821,761		$ 986,813		$ 997,885		$ 933,197		$ 927,093		$ 875,367		$ 788,269		$ 747,172		$ 611,963		$ 785,280		$ 741,449		$ 793,442		$ 694,704		$ 727,166		$ 797,179		$ 842,930		$ 889,003		$ 867,476		$ 883,177		$ 1,011,201		$ 1,141,124
MSCI All Country Asia ex Japan Index Net
Account Value [Line Items]
Accumulated Value	$ 10,000				$ 9,563			$ 8,943			$ 8,885			$ 8,389			$ 7,554			$ 7,160			$ 5,865			$ 7,526			$ 7,106			$ 7,604			$ 6,658			$ 6,969			$ 7,640			$ 8,078			$ 8,520			$ 8,313			$ 8,464			$ 9,691			$ 10,936